Consolidated Statement of Changes in Equity - CAD ($) $ in Thousands	Share capital [Member]	Warrants [Member]	Contributed surplus [Member]	Equity component of convertible debentures [Member]	Accumulated other comprehensive Income [Member]	Deficit [Member]	Total [Member]	Non-controlling interests [Member]	Total
Beginning Balance at Dec. 31, 2020	$ 1,776,629	$ 18,072	$ 41,570	$ 17,601	$ 48,951	$ (174,458)	$ 1,728,365	$ 112,667	$ 1,841,032
Beginning Balance (shares) at Dec. 31, 2020									166,647,932
Net loss						(23,554)	(23,554)	(33,121)	$ (56,675)
Other comprehensive income (loss)					5,665		5,665	(3,488)	2,177
Comprehensive income (loss)					5,665	(23,554)	(17,889)	(36,609)	(54,498)
Net investments from minority shareholders								27,314	27,314
Effect of changes in ownership of a subsidiary on non-controlling interest						(36,482)	(36,482)	36,482	0
Dividends declared						(35,085)	(35,085)		(35,085)
Shares issued - Dividends reinvestment plan	1,821						1,821		$ 1,821
Shares issued - Dividends reinvestment plan (shares)									120,523
Shares issued - Employee share purchase plan	311						311		$ 311
Shares issued - Employee share purchase plan (shares)									20,496
Share options:
Shared-based compensation			3,636				3,636	2,315	$ 5,951
Share options exercised	18,069		(3,720)				14,349		$ 14,349
Share option exercised (shares)									1,043,903
Restricted share units to be settled in common shares:
Share-based compensation			3,527				3,527	1,858	$ 5,385
Settlement	2,605		(5,113)			(671)	(3,179)		$ (3,179)
Settlement (shares)									215,851
Income tax impact			(184)				(184)	82	$ (102)
Deferred share units to be settled in common shares:
Share-based compensation			1,162				1,162	1,259	2,421
Settlement	625		(1,349)			(237)	(961)		$ (961)
Settlement (shares)									30,849
Income tax impact			(95)				(95)	88	$ (7)
Normal course issuer bid purchase of common shares	(22,471)					(8,320)	(30,791)		$ (30,791)
Normal course issuer bid purchase of common shares (shares)									(2,103,366)
Deemed issuance of Osisko shares	6,100						6,100		$ 6,100
Deemed issuance of Osisko shares (shares)									517,409
Maturity of convertible debenture - equity component			3,091	(3,091)
Transfer of realized gain on financial assets at fair value through other comprehensive income, net of income taxes					4,235	(4,235)
Ending Balance at Dec. 31, 2021	1,783,689	18,072	42,525	14,510	58,851	(283,042)	1,634,605	145,456	$ 1,780,061
Ending Balance (shares) at Dec. 31, 2021									166,493,597
Net loss						(118,754)	(118,754)	(64,436)	$ (183,190)
Other comprehensive income (loss)					3,703		3,703	5,377	9,080
Comprehensive income (loss)					3,703	(118,754)	(115,051)	(59,059)	(174,110)
Bought deal financing	311,962						311,962		$ 311,962
Bought deal financing (shares)									18,600,000
Share issue costs, net of income taxes	(10,247)						(10,247)		$ (10,247)
Net investments from minority shareholders								210,360	210,360
Acquisition of Tintic by Osisko Development Corp.								109,657	109,657
Effect of changes in ownership of a subsidiary on non-controlling interest						(32,184)	(32,184)	32,184
Dividends declared						(40,573)	(40,573)		(40,573)
Shares issued - Dividends reinvestment plan	1,680						1,680		$ 1,680
Shares issued - Dividends reinvestment plan (shares)									118,639
Shares issued - Employee share purchase plan	303						303		$ 303
Shares issued - Employee share purchase plan (shares)									20,383
Share options:
Shared-based compensation			2,827				2,827	2,487	$ 5,314
Share options exercised	5,280		(1,080)				4,200		$ 4,200
Share option exercised (shares)									309,749
Restricted share units to be settled in common shares:
Share-based compensation			3,361				3,361	1,383	$ 4,744
Settlement	1,919		(3,747)			(416)	(2,244)	270	$ (1,974)
Settlement (shares)									160,043
Income tax impact			76				76		$ 76
Deferred share units to be settled in common shares:
Share-based compensation			1,075				1,075	462	1,537
Settlement	395		(407)				(12)	95	$ 83
Settlement (shares)									29,975
Income tax impact			83				83		$ 83
Normal course issuer bid purchase of common shares	(18,911)					(3,224)	(22,135)		$ (22,135)
Normal course issuer bid purchase of common shares (shares)									(1,694,658)
Warrants expired unexercised		(18,072)	18,072
Maturity of convertible debenture - equity component			14,510	(14,510)
Transfer of realized gain on financial assets at fair value through other comprehensive income, net of income taxes					(14,604)	14,604
Deconsolidation of Osisko Development Corp.					(515)		(515)	(443,295)	$ (443,810)
Ending Balance at Dec. 31, 2022	$ 2,076,070	$ 0	$ 77,295	$ 0	$ 47,435	$ (463,589)	$ 1,737,211	$ 0	$ 1,737,211
Ending Balance (shares) at Dec. 31, 2022									184,037,728